Derivative Financial Instruments - Schedule of Derivative Financial Instruments Contracted (Detail)
$ in Thousands, € in Millions, ¥ in Millions, £ in Millions, R$ in Millions, $ in Millions, $ in Millions
	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 JPY (¥)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2019 ARS ($)	Dec. 31, 2018 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Fair value, Asset	$ 20,928,335	$ 1,049					$ 6,825,760
Fair value, Liabilities	(14,230,249)						(9,596,751)
Swaps US Dollar-Mexican peso [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset		3,490						$ 3,290
Fair value, Asset	16,806,937						4,420,433
Notional amount, Liabilities								200
Fair value, Liabilities							(33,253)
Swaps Yen-US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | ¥						¥ 9,750						¥ 6,500
Fair value, Asset	269,215						262,993
Notional amount, Liabilities | ¥						¥ 3,250
Fair value, Liabilities	(14,802)
Forwards US Dollar-Mexican peso [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset		240						100
Fair value, Asset	39,607						18
Notional amount, Liabilities		3,494						2,343
Fair value, Liabilities	(4,052,852)						(1,398,247)
Forwards US Dollar - Brazilian real [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset								83
Fair value, Asset							90,429
Forwards Brazilian Real - US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | R$				R$ 4,193						R$ 5,803
Fair value, Asset	1,190,292						1,620,605
Notional amount, Liabilities | R$				R$ 1,762
Fair value, Liabilities	(425,249)
Forwards Euro- Brazilian real [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | €									€ 50
Fair value, Asset							4,255
Notional amount, Liabilities | €									140
Fair value, Liabilities							(10,196)
Forwards Euro-US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | €			€ 915						1,506
Fair value, Asset	266,639						204,241
Notional amount, Liabilities | €									1,094
Fair value, Liabilities							(554,278)
Swaps Dollar- Euro [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities		800						800
Fair value, Liabilities	(4,811,031)						(2,228,287)
Swaps Pound sterling-Euro [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | £					£ 640						£ 640
Fair value, Liabilities	(3,122,492)						(2,201,997)
Swap Pound sterling-USDollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | £											£ 100
Notional amount, Liabilities | £					550									£ 2,010
Fair value, Liabilities	(457,559)						(3,019,255)
Put option [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | €			374						374
Fair value, Liabilities	(1,073,990)						(126,569)
Call option [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | €									€ 3,000
Fair value, Liabilities							(2,113)
Swaps US Dollar- Euro [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset		$ 150						150
Fair value, Asset	117,726						96,967
Swaps Pound sterling – US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | £					£ 1,010
Fair value, Asset	2,237,919						2,988
Forwards Argentinean Peso – US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset													$ 1,388
Fair value, Asset							122,831
Forwards US Dollar - Euro [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities								$ 20
Fair value, Liabilities							(3,787)
Forwards Yen - US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | ¥												¥ 6,500
Fair value, Liabilities							$ (18,769)
Forwards Euro - Mexican Peso [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | €			€ 200
Fair value, Liabilities	$ (272,274)